Income Taxes - Summary of provisions for income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	¥ 25,903	¥ 32,156	¥ 23,219
Deferred tax benefit	(5,322)	(13,179)	(1,269)
Income tax expense	¥ 20,581	¥ 18,977	¥ 21,950